Balance Sheet Components - Schedule of Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Content liability, non-current	$ 5,078	$ 18,453
Contingent consideration, non-current	40,006	0
Other long-term liabilities	28,172	22,485
Total Other long-term liabilities	$ 73,256	$ 40,938